SUMMARY OF FAIR VALUE MEASUREMENTS INPUTS (Details)	Jun. 30, 2023	Dec. 31, 2022	Feb. 09, 2022
Measurement Input, Share Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.23	9.08
Measurement Input, Share Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.62	10.23
Measurement Input, Exercise Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		11.50	11.50
Measurement Input, Exercise Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.94	1.80
Measurement Input, Risk Free Interest Rate [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.07	3.94
Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.00	9.43
Measurement Input, Price Volatility [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00
Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		5.50	5.99
Measurement Input, Expected Term [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.25	5.50
Measurement Input Probability [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.02	0.35
Measurement Input Probability [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.01	0.02
Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.00	0.00
Measurement Input, Expected Dividend Rate [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00